Segment Information - Summary of Information About Geographical Areas (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Non-current assets	$ 29,316	$ 29,824
Republic of Ireland [member]
Disclosure of geographical areas [line items]
Non-current assets	603	569
United Kingdom [member]
Disclosure of geographical areas [line items]
Non-current assets	2,594	3,114
United States [member]
Disclosure of geographical areas [line items]
Non-current assets	15,990	16,019
Other [member]
Disclosure of geographical areas [line items]
Non-current assets	$ 10,129	$ 10,122